Consolidated Statemenets of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Revenues	$ 154,040	$ 113,959	$ 132,375
Commissions	(6,008)	(4,187)	(5,058)
Net revenues	148,032	109,772	127,317
EXPENSES:
Voyage expenses	(3,932)	(7,679)	(17,856)
Vessel operating expenses	(52,794)	(49,519)	(55,469)
Depreciation	(51,424)	(49,485)	(47,133)
General and administrative expenses
-Management fee to related party	(13,511)	(11,611)	(10,764)
-Company administration expenses	(2,607)	(3,770)	(3,853)
Early redelivery cost, net	(1,263)	0	0
Loss from inventory valuation	0	0	(1,432)
Other operating income/(expense)	(390)	794	0
Loss on sale of assets	(120)	(2,750)	0
Impairment loss	(91,293)	(17,163)	(22,826)
Operating loss	(69,302)	(31,411)	(32,016)
OTHER (EXPENSE)/INCOME:
Interest expense	(23,224)	(19,576)	(11,650)
Other finance (cost)/income	7,651	(1,735)	(242)
Interest income	799	515	86
(Loss)/gain on derivatives	72	(620)	(1,676)
Foreign currency gain/(loss)	1,782	(76)	347
Amortization and write-off of deferred finance charges	(2,457)	(3,063)	(2,793)
Net loss	(84,679)	(55,966)	(47,944)
Less preferred dividend	12,316	14,025	14,200
Less preferred deemed dividend	2,146	0	0
Net loss available to common shareholders	$ (99,141)	$ (69,991)	$ (62,144)
Loss per share in U.S.Dollars, basic and diluted	$ (0.98)	$ (0.83)	$ (0.74)
Weighted average number of shares, basic and diluted	100,932,876	84,526,411	83,479,636